GENERAL BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2021
Entity Information [Abstract]
GENERAL BUSINESS DESCRIPTION	GENERAL BUSINESS DESCRIPTION
Intertape Polymer Group Inc. (the “Parent Company”), incorporated under the Canada Business Corporations Act, has its principal administrative offices in Montreal, Québec, Canada and in Sarasota, Florida, USA. The address of the Parent Company’s registered office is 800 Place Victoria, Suite 3700, Montreal, Québec H4Z 1E9, c/o Fasken Martineau DuMoulin LLP. The Parent Company’s common shares are listed on the Toronto Stock Exchange (“TSX”) in Canada. Details of the Parent Company and its subsidiaries (collectively referred to as the “Company”) are set out in Note 2.
The Company develops, manufactures and sells a variety of paper-and-film based pressure sensitive and water-activated tapes, stretch and shrink films, protective packaging, engineered coated products and packaging machinery for industrial and retail use.
Intertape Polymer Group Inc. is the Company’s ultimate parent.